Rule 497(e)
                                               File No. 33-24611
                                               File No. 811-5659



                  HEITMAN REAL ESTATE FUND

              SUPPLEMENT DATED NOVEMBER 5, 1996
              TO THE HEITMAN REAL ESTATE FUND'S
     STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996


	The following is to be inserted on page 4 of the Statement of Additional Information as the second sentence in the last paragraph under the caption EXECUTION OF PORTFOLIO TRANSACTIONS:

	During the fiscal year ended December 31, 1995, transactions of the Fund aggregating $40,827,688.05 were allocated to brokers providing research, statistical and other related services and
$127,411.50   in  brokerage   commissions  were  paid  on  these
transactions.